Future Minimum Lease Payments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Operating Leased Assets [Line Items]
2023	₨ 12,894.8	$ 170.0
2024	11,818.6	155.8
2025	11,351.1	149.6
2026	11,029.9	145.4
2027	10,485.0	138.2
Thereafter	54,653.2	720.4
Total lease payments	112,232.6	1,479.4
Less: imputed interest	34,094.6	449.5
Total operating lease liabilities	₨ 78,138.0	$ 1,029.9	₨ 70,422.0
Weighted average remaining lease term (in years)	9 years 8 months 12 days	9 years 8 months 12 days
Weighted average discount rate	7.00%	7.00%